Federated Government Ultrashort Duration Fund
A Portfolio of Federated Institutional Trust
CLASS A SHARES (TICKER FGUAX)
INSTITUTIONAL SHARES (TICKER FGUSX)
SERVICE SHARES (TICKER FEUSX)
CLASS R6 SHARES (TICKER FGULX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2017
The Board of Trustees of Federated Government Ultrashort Duration Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.35% to 0.30% of the Fund's average daily net assets effective June 28, 2018.
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS) or Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts, if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 10 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	IS	SS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.25%	None	0.00%[2]	None
Other Expenses	0.44%	0.18%	0.44%	0.14%
Total Annual Fund Operating Expenses[1]	0.99%	0.48%	0.74%	0.44%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.28)%	(0.22)%	(0.38)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.71%	0.26%	0.36%	0.24%

1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the SS class of the Fund. The SS class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.25%, 0.35% and 0.23% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A	$299	$509	$736	$1,389
IS	$49	$154	$269	$604
SS	$76	$237	$411	$918
R6	$45	$141	$246	$555
June 28, 2018
Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454353 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Federated Government Ultrashort Duration Fund
A Portfolio of Federated Institutional Trust
CLASS A SHARES (TICKER FGUAX)
INSTITUTIONAL SHARES (TICKER FGUSX)
SERVICE SHARES (TICKER FEUSX)
CLASS R6 SHARES (TICKER FGULX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017
The Board of Trustees of Federated Government Ultrashort Duration Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.35% to 0.30% of the Fund's average daily net assets effective June 28, 2018.
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS) or Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts, if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 10 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	IS	SS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	0.25%	None	0.00%[2]	None
Other Expenses	0.44%	0.18%	0.44%	0.14%
Total Annual Fund Operating Expenses[1]	0.99%	0.48%	0.74%	0.44%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.28)%	(0.22)%	(0.38)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.71%	0.26%	0.36%	0.24%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the SS class of the Fund. The SS class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.70%, 0.25%, 0.35% and 0.23% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A	$299	$509	$736	$1,389
IS	$49	$154	$269	$604
SS	$76	$237	$411	$918
R6	$45	$141	$246	$555
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund's average daily net assets.”
3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION” please replace the charts with the following:
FEDERATED GOVERNMENT ULTRASHORT DURATION FUND - A CLASS
ANNUAL EXPENSE RATIO: 0.99%
MAXIMUM FRONT-END SALES CHARGE: 2.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$490.00	$10,290.00	$298.97	$10,192.98
2	$10,192.98	$509.65	$10,702.63	$102.93	$10,601.72
3	$10,601.72	$530.09	$11,131.81	$107.06	$11,026.85
4	$11,026.85	$551.34	$11,578.19	$111.35	$11,469.03
5	$11,469.03	$573.45	$12,042.48	$115.82	$11,928.94
6	$11,928.94	$596.45	$12,525.39	$120.46	$12,407.29
7	$12,407.29	$620.36	$13,027.65	$125.29	$12,904.82
8	$12,904.82	$645.24	$13,550.06	$130.32	$13,422.30
9	$13,422.30	$671.12	$14,093.42	$135.55	$13,960.53
10	$13,960.53	$698.03	$14,658.56	$140.98	$14,520.35
Cumulative		$5,885.73		$1,388.73

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.48%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$49.08	$10,452.00
2	$10,452.00	$522.60	$10,974.60	$51.30	$10,924.43
3	$10,924.43	$546.22	$11,470.65	$53.62	$11,418.21
4	$11,418.21	$570.91	$11,989.12	$56.05	$11,934.31
5	$11,934.31	$596.72	$12,531.03	$58.58	$12,473.74
6	$12,473.74	$623.69	$13,097.43	$61.23	$13,037.55
7	$13,037.55	$651.88	$13,689.43	$63.99	$13,626.85
8	$13,626.85	$681.34	$14,308.19	$66.89	$14,242.78
9	$14,242.78	$712.14	$14,954.92	$69.91	$14,886.55
10	$14,886.55	$744.33	$15,630.88	$73.07	$15,559.42
Cumulative		$6,149.83		$603.72

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND - SS CLASS
ANNUAL EXPENSE RATIO: 0.74%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$75.58	$10,426.00
2	$10,426.00	$521.30	$10,947.30	$78.80	$10,870.15
3	$10,870.15	$543.51	$11,413.66	$82.15	$11,333.22
4	$11,333.22	$566.66	$11,899.88	$85.65	$11,816.02
5	$11,816.02	$590.80	$12,406.82	$89.30	$12,319.38
6	$12,319.38	$615.97	$12,935.35	$93.11	$12,844.19
7	$12,844.19	$642.21	$13,486.40	$97.07	$13,391.35
8	$13,391.35	$669.57	$14,060.92	$101.21	$13,961.82
9	$13,961.82	$698.09	$14,659.91	$105.52	$14,556.59
10	$14,556.59	$727.83	$15,284.42	$110.01	$15,176.70
Cumulative		$6,075.94		$918.40

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND - R6 CLASS
ANNUAL EXPENSE RATIO: 0.44%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$45.00	$10,456.00
2	$10,456.00	$522.80	$10,978.80	$47.06	$10,932.79
3	$10,932.79	$546.64	$11,479.43	$49.20	$11,431.33
4	$11,431.33	$571.57	$12,002.90	$51.44	$11,952.60
5	$11,952.60	$597.63	$12,550.23	$53.79	$12,497.64
6	$12,497.64	$624.88	$13,122.52	$56.24	$13,067.53
7	$13,067.53	$653.38	$13,720.91	$58.81	$13,663.41
8	$13,663.41	$683.17	$14,346.58	$61.49	$14,286.46
9	$14,286.46	$714.32	$15,000.78	$64.29	$14,937.92
10	$14,937.92	$746.90	$15,684.82	$67.23	$15,619.09
Cumulative		$6,161.29		$554.55
June 28, 2018
Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454351 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.